Segment Reporting - Schedule of Revenue by Geographical Location (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location		$ 43,555,675	$ 50,273,589	$ 44,254,007
Hong Kong [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location		41,130,233	47,565,305	41,234,601
United Arab Emirates [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location				1,584,578
Singapore [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location		2,425,442	2,708,284	238,079
Saudi Arabia [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location				780,000
China [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location				148,188
Others [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location	[1]			$ 268,561

[1]	Others include Netherlands and Kenya.